Schedule of noncash assets and liabilities (Details) - CAD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Change In Non-cash Assets And Liabilities
Trade and other receivables	$ (6,128)	$ 2,851
Prepaid expenses and deposits	(5,616)	10
Unbilled revenue	(510)	6,739
Inventories	(2,352)	(5,647)
Trade and other payables	3,021	(234)
Unearned revenue	960	3,429
Noncash working capital	$ (10,625)	$ 7,148